Significant Accounting Policies - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
AOCI related to pension and postretirement plans, pre-tax	$ 284	$ 305
AOCI related to pension and postretirement plans, after-tax	173	186
Net impact on cash flow hedges, pre-tax	9	14
Net impact on cash flow hedges, after-tax	5	7
Foreign currency translation adjustment, net of tax	127	165
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	37,196
Stockholders' equity attributable to parent, ending balance	36,830	37,196
Foreign Currency
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	(165)	(65)
Other comprehensive income before reclassifications	38	(100)
Amounts reclassified from accumulated other comprehensive income	0	0
Net other comprehensive income	38	(100)
Stockholders' equity attributable to parent, ending balance	(127)	(165)
Losses on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	(7)	(9)
Other comprehensive income before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income	2	2
Net other comprehensive income	2	2
Stockholders' equity attributable to parent, ending balance	(5)	(7)
Pension and Other Postretirement Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	(186)	(143)
Other comprehensive income before reclassifications	0	(56)
Amounts reclassified from accumulated other comprehensive income	13	13
Net other comprehensive income	13	(43)
Stockholders' equity attributable to parent, ending balance	(173)	(186)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	(358)	(217)
Other comprehensive income before reclassifications	38	(156)
Amounts reclassified from accumulated other comprehensive income	15	15
Net other comprehensive income	53	(141)
Stockholders' equity attributable to parent, ending balance	$ (305)	$ (358)